Investment Income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Investment Income

	For the year ended 31 December
	2020	2019	2018
	RMB million	RMB million	RMB million
Debt securities
- held-to-maturity securities	44,757	38,229	34,657
- available-for-sale securities	22,695	21,373	22,991
- at fair value through profit or loss	3,482	3,546	3,869
Equity securities
- available-for-sale securities	24,185	21,823	16,492
- at fair value through profit or loss	798	981	1,284
Bank deposits	25,860	26,695	22,699
Loans	31,948	27,111	22,894
Securities purchased under agreements to resell	772	161	281

Total	154,497	139,919	125,167